MFS® Emerging Markets Equity Fund
MFS® Emerging Markets Equity Fund
SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is April 12, 2019.

MFS® Emerging Markets Equity Fund
Effective May 1, 2019, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect the current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 8 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Emerging Markets Equity Fund	A		T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		2.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Emerging Markets Equity Fund		A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.12%
Total Annual Fund Operating Expenses		1.44%	1.44%	2.19%	2.19%	1.19%	2.19%	1.69%	1.44%	1.19%	1.09%
Fee Reductions and/or Expense Reimbursements	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.31%	1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.31% of the class' average daily net assets annually for each of Class A, Class T, and Class R3 shares, 2.06% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.06% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.56% of the class' average daily net assets annually for Class R2 shares, and 0.95% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2020.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Emerging Markets Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	701	987	1,300	2,185
T	380	677	1,000	1,916
B	609	968	1,358	2,319
C	309	668	1,158	2,509
I	108	360	637	1,427
R1	209	668	1,158	2,509
R2	159	515	901	1,983
R3	133	438	770	1,708
R4	108	360	637	1,427
R6	97	326	581	1,310

Expense Example No Redemption - MFS® Emerging Markets Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	209	668	1,158	2,319
C	209	668	1,158	2,509